Note 18 - Fair Value Measurements (Detail)	12 Months Ended
Dec. 31, 2012
Additional Appraisal Adjustments [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	10.00%
Additional Appraisal Adjustments [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	10.00%
Additional Appraisal Adjustments [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	70.00%
Additional Appraisal Adjustments [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	20.00%
Estimated Selling Costs [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	10.00%
Estimated Selling Costs [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	10.00%
Estimated Selling Costs [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Discount Rate	20.00%
Estimated Selling Costs [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Discount Rate	20.00%
Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Discount Rate	0.20%
Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Discount Rate	0.80%